Other current assets	12 Months Ended
Dec. 31, 2023
Other current assets [Abstract]
Other current assets	9. Other current assets
	Year ended December 31,
	2023	2022
	$’000	$’000
Prepaid expenses	2,232	2,449
VAT receivable	178	90
Other	119	47
	2,529	2,586